CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Related parties allowance for credit losses, net | ¥	¥ 390	¥ 390
Prepayments and other receivables, net of allowance for credit losses | ¥	¥ 17,809	¥ 16,054
Ordinary stock, shares authorized	1,000,000,000
Treasury stock, shares	16,439,902	12,240,463
Short-Term Investments
Investments including the fair value measured investments | ¥	¥ 333,764	¥ 310,547
Long-Term Investments
Investments including the fair value measured investments | ¥	¥ 57,660	¥ 12,310
Common Class A
Ordinary stock, shares authorized	941,472,561	941,472,561
Ordinary stock, shares issued	106,787,392	102,120,726
Ordinary stock, shares outstanding	88,024,113	87,795,879
Common Class B
Ordinary stock, shares authorized	47,240,103	47,240,103
Ordinary stock, shares issued	47,240,103	47,240,103
Ordinary stock, shares outstanding	47,240,103	47,240,103
Common Class C
Ordinary stock, shares authorized	11,287,336	11,287,336
Ordinary stock, shares issued	11,287,336	11,287,336
Ordinary stock, shares outstanding	11,287,336	11,287,336